OLD MUTUAL FUNDS II

Supplement dated December 14, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as previously supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual TS&W Small Cap Value Fund Reopening

Effective December 14, 2007 the Old Mutual TS&W Small Cap Value Fund will reopen to new investors, and effective January 1, 2008, the following will replace in its entirety the text under the “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” section on page 127 of the Prospectus:

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model.  Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the process are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of an existing stock’s place in the portfolio.

Approximately one-third of the Fund’s holdings will consist of investments derived from TS&W’s four-factor valuation model and fundamental research. The balance of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure. This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

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Distributor: Old Mutual Investment Partners

R-07-185 12/2007

OLD MUTUAL FUNDS II

Supplement dated December 14, 2007

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as previously supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual TS&W Small Cap Value Fund Reopening

Effective December 14, 2007 the Old Mutual TS&W Small Cap Value Fund will be open to new investors, and effective January 1, 2008, the following will replace in its entirety the text under the “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” section on page 145 of the Prospectus:

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model.  Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the process are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of an existing stock’s place in the portfolio.

Approximately one-third of the Fund’s holdings will consist of investments derived from TS&W’s four-factor valuation model and fundamental research. The balance of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure. This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-188 10/2007

OLD MUTUAL FUNDS II

Supplement dated December 14, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II (the “Trust”) dated June 4, 2007, as previously supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual TS&W Small Cap Value Fund Reopening

Effective December 14, 2007, the following sentence is deleted in its entirety from the first paragraph under the “Purchase and Redemptions of Shares – General Investment Policies – Exchange Privileges” section on page 97 of the SAI:

Please note that exchanges into the Old Mutual TS&W Small Cap Value Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors.

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Distributor: Old Mutual Investment Partners

R-07-186 12/2007